CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets:
Income taxes receivable	$ 27,437	$ 7,728
Prepaid expenses	22,877	19,769
Capitalized downloadable search toolbar costs, net	22,205	17,704
Deferred income taxes	20,343	41,045
Production costs	20,099	12,538
Other	43,378	13,471
Other current assets	156,339	112,255
Property and equipment, net:
Property and equipment, gross	503,423	477,669
Accumulated depreciation and amortization	(232,911)	(218,081)
Property and equipment, net	270,512	259,588
Other non-current assets:
Income taxes receivable	79,130	58,870
Other	39,100	21,891
Other non-current assets	118,230	80,761
Accrued expenses and other current liabilities:
Accrued revenue share expense	78,196	80,628
Accrued advertising expense	73,381	68,782
Accrued employee compensation and benefits	51,537	83,692
Unsettled treasury stock purchases	35,113	10,871
Income taxes payable	17,679	3,630
Other	99,326	95,887
Accrued expenses and other current liabilities	355,232	343,490
Buildings and leasehold improvements
Property and equipment, net:
Property and equipment, gross	238,652	235,737
Computer equipment and capitalized software
Property and equipment, net:
Property and equipment, gross	197,402	186,016
Furniture and other equipment
Property and equipment, net:
Property and equipment, gross	42,949	43,156
Projects in progress
Property and equipment, net:
Property and equipment, gross	19,303	7,643
Land
Property and equipment, net:
Property and equipment, gross	$ 5,117	$ 5,117